Long-term debt, Refinancing and Hayfin Loan Facility (Details) $ in Millions		12 Months Ended
	Jun. 25, 2019 USD ($) Rig	Dec. 31, 2019 USD ($)
Credit Facility [Abstract]
Face amount	$ 645.0
Maturity date		Jun. 30, 2022
Hayfin Loan Facility [Member]
Credit Facility [Abstract]
Face amount	$ 195.0
Number of jack-up rigs secured by mortgage | Rig	3
Maturity date		Jun. 30, 2022
Minimum liquidity equal to interest period		3 months
Percentage covered for aggregate outstanding facility amount	175.00%
Pledged collateral amount		$ 195.0
Book value of encumbered rigs		$ 381.8